Property, Plant and Equipment	12 Months Ended
Mar. 31, 2021
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Property, Plant and Equipment
12	PROPERTY, PLANT AND EQUIPMENT
The table below shows the changes in property, plant and equipment for the fiscal years ended March 31, 2021 and 2020.

	Assets for rent	Land	Buildings	Right of use assets	Others	Total
	(In millions)
Cost	¥609,763	¥469,095	¥746,687	¥440,790	¥394,308	¥2,660,643
Accumulated depreciation and impairment losses	(45,302)	(4,998)	(408,187)	(34,609)	(279,129)	(772,225)

Net carrying amount at April 1, 2019	564,461	464,097	338,500	406,181	115,179	1,888,418

Additions	18,700	355	16,862	66,621	50,297	152,835
Acquisition of subsidiaries and businesses	—	1	226	787	95	1,109
Disposals	(14,600)	(3,921)	(847)	(2,664)	(929)	(22,961)
Depreciation	(17,990)	—	(23,114)	(92,991)	(23,073)	(157,168)
Impairment losses	(69,796)	(432)	(8,098)	(3)	(1,618)	(79,947)
Exchange differences	(8,028)	(1,093)	(514)	(2,783)	(1,705)	(14,123)
Others	(6,287)	3,479	11,913	1,610	(14,267)	(3,552)

Net carrying amount	466,460	462,486	334,928	376,758	123,979	1,764,611

Cost	571,346	467,636	759,576	484,431	414,212	2,697,201
Accumulated depreciation and impairment losses	(104,886)	(5,150)	(424,648)	(107,673)	(290,233)	(932,590)

Net carrying amount at March 31, 2020	466,460	462,486	334,928	376,758	123,979	1,764,611

Additions	11,092	—	18,664	93,162	84,848	207,766
Acquisition of subsidiaries and businesses	—	—	60	—	9	69
Disposals	(2,305)	(8,784)	(8,715)	(6,243)	(1,311)	(27,358)
Depreciation	(15,493)	—	(22,340)	(93,793)	(21,312)	(152,938)
Impairment losses	—	(314)	(9,053)	(322)	(1,270)	(10,959)
Exchange differences	(23,768)	909	598	3,200	1,400	(17,661)
Others	1,749	33,363	49,821	240	(94,042)	(8,869)

Net carrying amount	437,735	487,660	363,963	373,002	92,301	1,754,661

Cost	551,598	492,499	809,153	536,305	397,768	2,787,323
Accumulated depreciation and impairment losses	(113,863)	(4,839)	(445,190)	(163,303)	(305,467)	(1,032,662)

Net carrying amount at March 31, 2021	¥437,735	¥487,660	¥363,963	¥373,002	¥92,301	¥1,754,661

The impairment losses on property, plant and equipment are included in “Other expenses” in the consolidated income statements.
The Group had ¥8,532 million and ¥48,707 million of contractual commitments to acquire property, plant and equipment at March 31, 2021 and 2020, respectively.
Recognition of Impairment Losses
For the fiscal year ended March 31, 2020, the market and economic environment adversely affected the profitability of the railcar leasing business in the United States, and led the Group to recognize impairment losses of ¥69,796 million on the railcars to be leased. To determine whether they might be impaired, the Group identified the cash-generating units based on similarities in the nature and use in the railcar leasing business. The recoverable amount of those impaired assets was principally determined based on the value in use. The discount rate used to estimate the recoverable amount of the assets for rent was approximately 6%.